Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment Information	Segment Information
(1)The Group’s operating segments
The Group determines the operating segments by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.
The reportable segments of the Group are in line with the organizational structure and CODM’s review of operations, and include mobile, online and others.
The accounting policies of the operating segments are the same as those described in the significant accounting policies.
The Group assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the consolidated statement of comprehensive income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The segment information for the years ended December 31, 2021, 2020 and 2019.

	2021
	Revenue	Depreciation Amortization	Operating profit(*2)
	(In millions of Korean won)
Online	₩ 90,123	₩ 1,975	₩ 31,266
Mobile	346,928	1,875	65,179
Others	23,417	2,468	760
Sub total	460,468	6,318	97,205
Inter-segment eliminations(*1)	(46,530)	—	(486)
Total	₩ 413,938	₩ 6,318	₩ 96,719

	2020
	Revenue	Depreciation Amortization	Operating profit(*2)
	(In millions of Korean won)
Online	₩ 107,949	₩ 1,609	₩ 45,115
Mobile	336,326	1,823	42,493
Others	22,333	1,488	510
Sub total	466,608	4,920	88,118
Inter-segment eliminations(*1)	(60,655)	—	250
Total	₩ 405,953	₩ 4,920	₩ 88,368

	2019
	Revenue	Depreciation Amortization	Operating profit(*2)
	(In millions of Korean won)
Online	₩ 48,182	₩ 1,401	₩ 7,754
Mobile	346,878	1,145	38,655
Others	19,352	1,107	562
Sub total	414,412	3,653	46,971
Inter-segment eliminations(*1)	(53,445)	—	1,692
Total	₩ 360,967	₩ 3,653	₩ 48,663
(* 1) The Group reflects inter-segment eliminations as adjustments.
(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.
(2)Revenue from external customers by country for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Korea	₩ 73,751	₩ 109,895	₩ 45,273
Taiwan	77,462	100,049	52,118
Japan	40,259	22,500	28,469
The United States of America	20,894	20,659	55,062
Thailand	94,475	59,086	62,043
The Philippines	20,173	23,690	30,951
Indonesia	10,723	12,729	22,355
Malaysia	30,422	23,121	13,511
Other	45,779	34,224	51,185
Total	₩ 413,938	₩ 405,953	₩ 360,967
Revenue was attributed to the country based on the customer’s location and royalty revenue was attributed to the country where the end user's payment was made.
Non-Current assets by geographical regions as of December 31, 2021, 2020 and 2019 are as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	(In millions of Korean won)
Domestic	₩	10,884	₩	7,612	₩	5,732
Overseas	5,769		5,481		4,170
Total	₩	16,653	₩	13,093	₩	9,902
The amounts are exclusive of financial assets and deferred tax assets.
(3)Won 126,336 million, or 30.4% of revenue, came from one major customer in the mobile segment for the year ended December 31, 2021.